Investment Strategy - Themes Memory ETF	Nov. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Memory Top 10 Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).

The Index

The Index is designed to provide exposure to companies that are active in the memory industry. The Index is denominated in U.S. dollars. As of September 30, 2026, the Index was comprised of 10 companies with a market capitalization range of between approximately $30 billion and $1.2 trillion and a weighted average market capitalization of approximately $865 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Developed Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the all-cap covering approximately the largest 100% of the free-float market capitalization in Developed Markets as identified by the Index Provider: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), the Solactive GBS South Korea All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the all cap covering approximately 100% of the free float market capitalization in the South Korean market), or the Solactive GBS Taiwan All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free float market capitalization in the Taiwanese market); 2) have a total market capitalization of at least $300,000,000; 3) have a free float market capitalization of at least $200,000,000; and 4) have a minimum Average Daily Value Traded of at least $2,500,000 million over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.

In addition, all companies included in the Index Universe must be classified in one of the following industries as identified by the Index Provider based on the FactSet Revere Business Industry Classification System (“RBICS”): Other Memory Semiconductors, Flash Memory Semiconductors, Volatile Memory Semiconductors, Other Nonvolatile Memory Semiconductors, Peripheral Semiconductors, Data Storage Drives and Peripherals, Networking Semiconductors, Mixed Module and Subassembly Electronic Components, IC-Level Intellectual Property Software Libraries, Semiconductor Components/Subsystems Manufacturing, Data Storage Media, Diversified Technology Hardware, Diversified Semiconductors, Other Specialized Semiconductors, or Disk Storage Systems.

The initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications about each company in the Index Universe using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”). Using keywords to describe the Index theme, ARTIS identifies companies that have or are expected to have exposure to the provision of products and/or services that contribute to the memory industry. Companies are only eligible for the Index if they generate at least 50% of their revenues from one of the following business fields (the “Memory Industry”).

Semiconductor Memory Devices: Companies that design and manufacture standalone memory chips, including DRAM (e.g., HBM, DDR4, DDR5, 3D-stacked DRAM) and NAND/NOR flash, as well as emerging non-volatile memories like MRAM and ReRAM for use in AI, data-center, and general computing systems.

Memory and Storage Components & Modules: Companies that package memory into modules and subsystems and supply controller and interface ICs, such as server memory modules, CXL memory expanders, SSD and DRAM controllers, and related components that connect raw memory to host processors.

Enterprise and Data Center Storage Systems: Companies that deliver complete storage devices and platforms, including enterprise SSDs and HDDs, flash-optimized arrays, and data-center storage systems using NVMe and other protocols for high-capacity, low-latency data storage.

Each company identified by ARTIS is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Memory Industry. The remaining companies (“Memory Companies”) are ranked by their free float market capitalization in a descending order. The top 10 securities are selected for Index inclusion (“Index Components”). In case less than 10 securities are eligible for Index inclusion, all companies are selected and the Index contains less than 10 securities. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.

“Selection Day” is 20 business days before the scheduled Rebalance Day. “Rebalance Day” is the first Wednesday in May and November. On each Selection Day each Index Component is assigned a weight according to its free float market capitalization. Then, a weight cap is applied for each Index Component by redistributing any weight which is larger than 25% to the other Index Components proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.

The Fund’s Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index, and financial instruments with economic characteristics that provide investment exposure to the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Memory Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies from developed and/or emerging markets. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Fund will primarily invest directly in Index Components but may also obtain exposure to Index Components through total return swaps. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more Index Components for payments based on the Fund’s net assets.

The Fund is expected to hold collateral for its derivative (i.e., swap) positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the Index Components in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the Memory Industry, and the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). Voting rights on loaned securities typically pass to the borrower; however, the Adviser intends to recall loaned securities to vote proxies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Memory Companies and ADRs and GDRs based on such securities.
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.